Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 154,734	$ 88,763
Short-term investments	14,882	2,980
Notes and accounts receivable, net	36,785	38,787
Inventories	32,143	30,315
Restricted assets-current	15,283	15,193
Deferred income tax assets, net	2,369	1,078
Prepaid expenses and other current assets	2,216	2,464
Total current assets	258,412	179,580
Long-term investments	178	178
Property and equipment, net	23,386	24,728
Deferred income tax assets, net	804	3,677
Goodwill	35,472	35,458
Other assets	3,494	3,705
Total assets	321,746	247,326
Current Liabilities
Notes and accounts payable	26,642	20,998
Income tax payable	4,668	3,306
Current portion of long-term payable	252	409
Accrued expenses and other current liabilities	24,835	18,011
Total current liabilities	56,397	42,724
Long-term payable, net of current portion		252
Other long-term liabilities	3,083	2,850
Total liabilities	59,480	45,826
Commitments and Contingencies (Note 16)
Shareholders' Equity
Ordinary Shares at US$ 0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 124,572 thousand shares in 2011 and 130,040 thousand shares in 2012	1,300	1,246
Additional paid-in capital	173,852	161,968
Accumulated other comprehensive income	3,665	2,055
Retained Earnings	83,449	36,231
Total shareholders' equity	262,266	201,500
Total liabilities and shareholders' equity	$ 321,746	$ 247,326